Net Loss per Share - Summary of Basic and Diluted Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022
Numerator:
Net Income (Loss)	$ (9,004)	$ (2,162)	$ 5,586	$ (21,630)	$ (21,996)	$ (17,801)	$ (5,580)	$ (61,427)	$ (80,607)		$ (37,744)
Cumulative undeclared preferred dividends to participating securities (Legacy Series D convertible preferred stock)	0			(255)			0	(1,697)	(1,697)		(2,907)
Net loss attributable to common shareholders	$ (9,004)			$ (21,885)			$ (5,580)	$ (63,124)	$ (82,304)		$ (40,651)
Denominator:
Basic weighted-average common stock outstanding	64,086,265			40,335,457			53,310,214	31,558,538	35,581,656		26,918,484
Diluted weighted-average common stock outstanding	64,086,265			40,335,457			53,310,214	31,558,538	35,581,656		26,918,484
Net loss per share, basic	$ (0.14)			$ (0.54)			$ (0.1)	$ (2)	$ (2.31)	[1]	$ (1.51)	[1]
Net loss per share, diluted	$ (0.14)			$ (0.54)			$ (0.1)	$ (2)	$ (2.31)	[1]	$ (1.51)	[1]

[1]	The weighted-average common shares and thus net loss per share calculations and potentially dilutive security amounts for all periods prior to the Business Combination have been retrospectively adjusted to the equivalent number of shares outstanding immediately after the Business Combination to effect the reverse capitalization. See Note 3 for further information.